                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F Cover Page


Report for the Calendar Year or Quarter Ended:June 30, 2001


Check here if Amendment              [X]     Amendment Number :         1
                                                                     -------
This Amendment (Check only one.):    [X]     is a restatement
                                     [ ]     adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      SAB Capital Advisors, LLC
           -----------------------------------
Address:   650 Madison Avenue
           -----------------------------------
           New York, NY 10022
           -----------------------------------

Form 13F File Number:      28-06341
                              ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Scott A. Bommer
           ----------------------------------------
Title:     Managing Member of the General Partner
           ----------------------------------------
Phone:     212-610-9060
           ----------------------------------------

Signature, Place, and Date of Signing:

   /s/ Scott A. Bommer                New York, NY             August 9, 2002
---------------------------         ------------------        ----------------
   (Signature)                        (City, State)               (Date)

Report Type ( Check only one.):


    [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

    [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

    [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:           1
                                          ----------------------
Form 13F Information Table Entry Total:      38
                                          ----------------------
Form 13F Information Table Value Total:   143,841
                                          ----------------------



PURSUANT TO RULE 24b-2 OF THE SECURITIES EXCHANGE ACT OF 1934, AS AMENDED, CONFIDENTIAL INFORMATION HAS BEEN OMITTED FROM THIS FORM 13F AND FILED SEPARATELY WITH THE SECURITIES AND EXCHANGE COMMISSION.

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

   No.           Form 13F File Number              Name
   ---           --------------------              ----
    1            28-06339                          SAB Capital Management, LLC

                           FORM 13F INFORMATION TABLE


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           COLUMN 1         COLUMN 2      COLUMN 3   COLUMN 4    COLUMN 5                  COLUMN 6   COLUMN 7  COLUMN 8
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                VOTING AUTHORITY
                                                                                                               --------------------

        NAME OF ISSUER      TITLE OF        CUSIP      VALUE     SHRS OR  SH/PRN  PUT/CALL INVESTMENT    OTHER     SOLE  SHARED NONE
                             CLASS                    (X1000)    PRN AMT                   DISCRETION  MANAGERS
-----------------------------------------------------------------------------------------------------------------------------------
AIRBORNE INC              COMMON STOCK    009269101    7,004    604,300     SH             DEFINED       1       604,300  0     0
-----------------------------------------------------------------------------------------------------------------------------------
ALLERGAN, INC
  JULY 100 PUTS           COMMON STOCK    018490952      288        200     SH     PUTS    DEFINED       1           200  0     0
-----------------------------------------------------------------------------------------------------------------------------------
ALLERGAN, INC
  OCT 80 PUTS             COMMON STOCK    018490952       90        200     SH     PUTS    DEFINED       1           200  0     0
-----------------------------------------------------------------------------------------------------------------------------------
ALLERGAN, INC
  OCT 90 CALLS            COMMON STOCK    018490902      114        200     SH    CALLS    DEFINED       1           200  0     0
-----------------------------------------------------------------------------------------------------------------------------------
AON CORP JAN 35 CALLS     COMMON STOCK    037389903      960      3,000     SH    CALLS    DEFINED       1         3,000  0     0
-----------------------------------------------------------------------------------------------------------------------------------
AMERICAN PHYSICIANS
  CAPITAL                 COMMON STOCK    028884104    9,848    505,000     SH             DEFINED       1       505,000  0     0
-----------------------------------------------------------------------------------------------------------------------------------
CHEAP TICKETS INC         COMMON STOCK    162672109   34,806  2,305,000     SH             DEFINED       1     2,305,000  0     0
-----------------------------------------------------------------------------------------------------------------------------------
FOCAL COMMUNICATIONS CP   COMMON STOCK    344155106      177     75,000     SH             DEFINED       1        75,000  0     0
-----------------------------------------------------------------------------------------------------------------------------------
GLOBAL CROSSINGS LTD
  JAN 02 10 CALLS         COMMON STOCK    G3921A900      478      2,250     SH    CALLS    DEFINED       1         2,250  0     0
-----------------------------------------------------------------------------------------------------------------------------------
GLOBAL CROSSINGS LTD
  JAN 02 10 PUTS          COMMON STOCK    G3921A900      743      2,250     SH     PUTS    DEFINED       1         2,250  0     0
-----------------------------------------------------------------------------------------------------------------------------------
J.C. PENNEY INC
  AUG 30 PUTS             COMMON STOCK    708160956       51        120     SH     PUTS    DEFINED       1           120  0     0
-----------------------------------------------------------------------------------------------------------------------------------
J.C. PENNEY INC
  JULY 22.50 PUTS         COMMON STOCK    708160956       15      1,000     SH     PUTS    DEFINED       1         1,000  0     0
-----------------------------------------------------------------------------------------------------------------------------------
J.C. PENNEY INC
  JULY 25 PUTS            COMMON STOCK    708160956       32        494     SH     PUTS    DEFINED       1           494  0     0
-----------------------------------------------------------------------------------------------------------------------------------
J.C. PENNEY INC
  JULY 30 PUTS            COMMON STOCK    708160956      493      1,280     SH     PUTS    DEFINED       1         1,280  0     0
-----------------------------------------------------------------------------------------------------------------------------------
KOHLS CORP
  JULY 65 PUTS            COMMON STOCK    500255954      185        500     SH     PUTS    DEFINED       1           500  0     0
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LABRANCHE & CO INC        COMMON STOCK    505447102    1,595     55,000     SH             DEFINED       1        55,000  0     0
-----------------------------------------------------------------------------------------------------------------------------------
LABRANCHE & CO INC
  AUG 40 PUTS             COMMON STOCK    505447952      602        550     SH     PUTS    DEFINED       1           550  0     0
-----------------------------------------------------------------------------------------------------------------------------------
LEVEL 3 COMMUNICATIONS
  INC SEPT 5 CALLS        COMMON STOCK    52729N900      153        930     SH    CALLS    DEFINED       1           930  0     0
-----------------------------------------------------------------------------------------------------------------------------------
LEVEL 3 COMMUNICATIONS
  INC SEPT 7.5 PUTS       COMMON STOCK    52729N950      280      1,000     SH     PUTS    DEFINED       1         1,000  0     0
-----------------------------------------------------------------------------------------------------------------------------------
LNR PPTY CORP             COMMON STOCK    501940100      389     11,100     SH             DEFINED       1        11,100  0     0
-----------------------------------------------------------------------------------------------------------------------------------
MAXWELL SHOE INC          CL A            577766108   11,069    651,100     SH             DEFINED       1       651,100  0     0
-----------------------------------------------------------------------------------------------------------------------------------
NETWORK ASSOC INC
  JULY 7.5 PUTS           COMMON STOCK    640938956        7        410     SH     PUTS    DEFINED       1           410  0     0
-----------------------------------------------------------------------------------------------------------------------------------
OFFICE DEPOT, INC.        COMMON STOCK    676220106   23,615  2,275,000     SH             DEFINED       1     2,275,000  0     0
-----------------------------------------------------------------------------------------------------------------------------------
ORIENT-EXPRESS
   HOTELS LTD             CL A            G67743107    9,792    444,100     SH             DEFINED       1       444,100  0     0
-----------------------------------------------------------------------------------------------------------------------------------
OUTBACK STEAKHOUSE INC
  AUG 20 PUTS             COMMON STOCK    689899952        2        230     SH     PUTS    DEFINED       1           230  0     0
-----------------------------------------------------------------------------------------------------------------------------------
PG&E CORP                 COMMON STOCK    69331C108   11,283  1,007,400     SH             DEFINED       1     1,007,400  0     0
-----------------------------------------------------------------------------------------------------------------------------------
PG&E CORP SEPT 5 PUTS     COMMON STOCK    69331C958        3        250     SH     PUTS    DEFINED       1           250  0     0
-----------------------------------------------------------------------------------------------------------------------------------
QWEST COMMUNICATIONS INTL
  INC OCT 30 CALLS        COMMON STOCK    749121909      276        580     SH    CALLS    DEFINED       1           580  0     0
-----------------------------------------------------------------------------------------------------------------------------------
SCOTTISH ANNUITY
  & LIFE HLDG             ORD             G7885T104    9,370    551,200     SH             DEFINED       1       551,200  0     0
-----------------------------------------------------------------------------------------------------------------------------------
SEA CONTAINERS LTD        CL A            811371707    3,488    186,300     SH             DEFINED       1       186,300  0     0
-----------------------------------------------------------------------------------------------------------------------------------
SEITEL INC
  NOV 17.5 CALLS          COMMON STOCK    816074906       58        924     SH    CALLS    DEFINED       1           924  0     0
-----------------------------------------------------------------------------------------------------------------------------------
SHOE CARNIVAL INC         COMMON STOCK    824889109   12,329  1,027,440     SH             DEFINED       1     1,027,440  0     0
-----------------------------------------------------------------------------------------------------------------------------------
STARBUCKS CORP
  JULY 20 CALLS           COMMON STOCK    855244909      248        833     SH    CALLS    DEFINED       1           833  0     0
-----------------------------------------------------------------------------------------------------------------------------------
STARBUCKS CORP
  OCT 20 PUTS             COMMON STOCK    855244959       64        800     SH     PUTS    DEFINED       1           800  0     0
-----------------------------------------------------------------------------------------------------------------------------------
VENTAS INC                COMMON STOCK    92276F100    3,231    295,100     SH             DEFINED       1       295,100  0     0
-----------------------------------------------------------------------------------------------------------------------------------
VIANT CORP                COMMON STOCK    92553N107       28     15,000     SH             DEFINED       1        15,000  0     0
-----------------------------------------------------------------------------------------------------------------------------------
YANKEE CANDLE INC         COMMON STOCK    984757104      475     25,000     SH             DEFINED       1        25,000  0     0
-----------------------------------------------------------------------------------------------------------------------------------
YANKEE CANDLE INC
  AUG 20 CALLS            COMMON STOCK    984757904      200      1,178     SH    CALLS    DEFINED       1         1,178  0     0
-----------------------------------------------------------------------------------------------------------------------------------

PURSUANT TO RULE 24b-2 OF THE SECURITIES EXCHANGE ACT OF 1934, AS AMENDED, CONFIDENTIAL INFORMATION HAS BEEN OMITTED FROM THIS FORM 13F AND FILED SEPARATELY WITH THE SECURITIES AND EXCHANGE COMMISSION.